Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events

16.    Subsequent Events

The Company evaluated subsequent events through March 17, 2014, the date these consolidated financial statements were available to be issued. In connection with the reissuance of the consolidated financial statements as of and for the years ended December 31, 2013 and 2012 to reflect the reverse stock split described in Note 1, the Company evaluated subsequent events through April 24, 2014, the date of the reissuance of such financial statements.